Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest and Dividend Income
Loans	$ 25,232	$ 20,734
Taxable	2,741	1,899
Tax-exempt	5,870	4,396
Federal funds sold	2,752	493
Dividends on Federal Home Loan Bank and other stock	254	139
Total interest and dividend income	36,849	27,661
Interest Expense
Deposits	5,873	1,643
Borrowings	5,141	1,630
Total interest expense	11,014	3,273
Net Interest Income	25,835	24,388
Credit for loan losses
Provision for (reversal of ) Credit Losses	(454)
Provision for (reversal of) credit loss expense		(955)
Net Interest Income After Provision for (reversal of) Credit Losses	26,289	25,343
Noninterest Income
Customer service fees	2,940	2,978
Net gains on loan sales	29	36
Earnings on bank-owned life insurance	725	708
Other	360	361
Total noninterest income	4,054	4,083
Noninterest Expense
Salaries and employee benefits	10,272	10,305
Net occupancy and equipment expense	2,064	2,217
Professional fees	1,465	1,451
Insurance	623	568
Deposit insurance premiums	375	198
Franchise and other taxes	555	562
Advertising expense	361	346
Printing and office supplies	113	110
Amortization of Intangible Assets	150	150
Other	4,874	3,983
Total noninterest expense	20,852	19,890
Income Before Federal Income Taxes	9,491	9,536
Provision for Federal Income Taxes	541	879
Net Income	$ 8,950	$ 8,657
Basic Earnings Per Share	$ 1.57	$ 1.50
Diluted Earnings Per Share	$ 1.57	$ 1.50